Other Financial Liabilities at Fair Value Through Profit or Loss - Parent (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2022	2021
	£m	£m
US$30bn Euro Medium Term Note Programme	3	5
Structured Notes Programmes	375	413
Eurobonds	102	142
Structured deposits	321	223
Collateral and associated financial guarantees	2	20
	803	803

Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	2022	2021
	£m	£m
Medium-term notes	7,888	4,190
	7,888	4,190